Credit Risk - Disclosure of Stage 2 Exposures by Classification (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,408	£ 207,435
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(784)	(914)
Financial assets	869	992
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	165,213	172,859
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	172	242
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
–Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,218	23,595
–Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	20,003	22,614
–Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	359	461
–Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets	321	421
–Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	38	40
–Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17,571	18,866
–Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	223	273
–Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16,688	17,876
–Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	84	109
–Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	334	330
–Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	27	30
–Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,098	3,418
–Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	71	118
–Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
–Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
PD threshold | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	701	893
PD threshold | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	676	856
PD threshold | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	32	49
PD threshold | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets	31	46
PD threshold | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	1	3
PD threshold | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	592	738
PD threshold | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	20	33
PD threshold | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	504	560
PD threshold | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	7	11
PD threshold | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	30	25
PD threshold | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	10	11
PD threshold | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	54	93
PD threshold | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1	2
PD threshold | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
PD threshold | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
PD deterioration | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,180	9,160
PD deterioration | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,519	8,345
PD deterioration | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	205	277
PD deterioration | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets	182	249
PD deterioration | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	23	28
PD deterioration | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,434	6,421
PD deterioration | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	133	164
PD deterioration | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,834	5,877
PD deterioration | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	48	65
PD deterioration | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	155	115
PD deterioration | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	11	10
PD deterioration | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	930	1,809
PD deterioration | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	38	75
PD deterioration | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
PD deterioration | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
PD threshold | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	605
PD threshold | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	539
PD threshold | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	42
PD threshold | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets	36
PD threshold | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	6
PD threshold | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	478
PD threshold | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	29
PD threshold | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	350
PD threshold | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	3
PD threshold | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0
PD threshold | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0
PD threshold | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	61
PD threshold | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	7
PD threshold | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0
PD threshold | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0
Forbearance | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	434	601
Forbearance | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	365	601
Forbearance | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	8	4
Forbearance | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets	6	4
Forbearance | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	2	0
Forbearance | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	308	516
Forbearance | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	5	2
Forbearance | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	298	516
Forbearance | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	3	2
Forbearance | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Forbearance | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Forbearance | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	57	85
Forbearance | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1	2
Forbearance | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Forbearance | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
PD deterioration | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,494	1,152
PD deterioration | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,100	960
PD deterioration | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	61	37
PD deterioration | –Stage 2 | Accumulated impairment | Over-indebted customers
Disclosure of credit risk exposure [line items]
Financial assets	2,500
PD deterioration | –Stage 2 | Accumulated impairment | Interest-only accounts
Disclosure of credit risk exposure [line items]
Financial assets	1,300
PD deterioration | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets	55	33
PD deterioration | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	6	4
PD deterioration | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,955	301
PD deterioration | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	25	11
PD deterioration | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,898	265
PD deterioration | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	12	3
PD deterioration | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	149	126
PD deterioration | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	6	5
PD deterioration | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	996	533
PD deterioration | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	24	17
PD deterioration | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
PD deterioration | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Mortgage Refinancing | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,804	7,769
Mortgage Refinancing | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,804	7,769
Mortgage Refinancing | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	11	19
Mortgage Refinancing | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets	11	19
Mortgage Refinancing | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Mortgage Refinancing | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,804	7,769
Mortgage Refinancing | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	11	19
Mortgage Refinancing | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,804	7,769
Mortgage Refinancing | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	11	19
Mortgage Refinancing | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Mortgage Refinancing | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Mortgage Refinancing | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Mortgage Refinancing | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Mortgage Refinancing | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Mortgage Refinancing | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	0
Secured affordability | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,889
Secured affordability | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,953
Secured affordability | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		13
Secured affordability | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets		13
Secured affordability | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets		0
Secured affordability | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,889
Secured affordability | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		9
Secured affordability | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,889
Secured affordability | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		9
Secured affordability | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers		64
Secured affordability | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		4
Secured affordability | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
Secured affordability | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
Secured affordability | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
Secured affordability | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
Unsecured affordability | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers		233
Unsecured affordability | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers		232
Unsecured affordability | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		38
Unsecured affordability | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets		35
Unsecured affordability | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets		3
Unsecured affordability | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		232
Unsecured affordability | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		35
Unsecured affordability | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
Unsecured affordability | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
Unsecured affordability | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
Unsecured affordability | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
Unsecured affordability | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
Unsecured affordability | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
Unsecured affordability | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
Unsecured affordability | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
High risk corporate | –Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers		898
High risk corporate | –Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers		898
High risk corporate | –Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		24
High risk corporate | –Stage 2 | Accumulated impairment | Total Drawn
Disclosure of credit risk exposure [line items]
Financial assets		22
High risk corporate | –Stage 2 | Accumulated impairment | Undrawn
Disclosure of credit risk exposure [line items]
Financial assets		2
High risk corporate | –Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
High risk corporate | –Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
High risk corporate | –Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
High risk corporate | –Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
High risk corporate | –Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
High risk corporate | –Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		0
High risk corporate | –Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers		898
High risk corporate | –Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		22
High risk corporate | –Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers		0
High risk corporate | –Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets		£ 0